Cover	Oct. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2024
Entity File Number	001-40681
Entity Registrant Name	WORKSPORT LTD.
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14224
City Area Code	(888)
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable